Quarterly Holdings Report
for
Fidelity® Connecticut Municipal Income Fund
February 28, 2023
CTF-NPRT1-0423
1.814091.118
Municipal Bonds - 88.4%
	Principal Amount (a)	Value ($)
Connecticut - 87.3%
Bridgeport Gen. Oblig.:
Series 2016 D:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,063,563
5% 8/15/32 (Assured Guaranty Muni. Corp. Insured)	3,090,000	3,284,600
Series 2019 A:
5% 2/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,114,232
5% 2/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,077,746
5% 2/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,069,344
5% 2/1/49 (Build America Mutual Assurance Insured)	1,285,000	1,351,925
Series 2021 A:
4% 8/1/38	800,000	781,631
4% 8/1/41	1,050,000	983,530
4% 8/1/46	375,000	340,806
4% 8/1/51	575,000	505,561
5% 8/1/35	450,000	499,444
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A:
4% 7/1/49 (b)	2,000,000	1,627,785
5% 7/1/49 (b)	2,925,000	2,902,949
Connecticut Gen. Oblig.:
Series 2013 A:
5% 3/1/27	5,480,000	5,480,000
5% 10/15/27	1,000,000	1,011,831
Series 2015 B:
5% 6/15/27	4,825,000	5,031,868
5% 6/15/30	1,290,000	1,348,524
Series 2015 F, 5% 11/15/31	4,000,000	4,207,011
Series 2018 A:
5% 4/15/30	2,500,000	2,743,934
5% 4/15/38	1,700,000	1,815,172
Series 2018 C, 5% 6/15/31	725,000	795,992
Series 2019 A:
4% 4/15/37	1,825,000	1,835,329
5% 4/15/25	1,140,000	1,184,729
5% 4/15/35	2,000,000	2,192,947
5% 4/15/36	2,300,000	2,502,844
5% 4/15/39	2,450,000	2,634,873
Series 2020 A:
3% 1/15/39	5,500,000	4,753,817
4% 1/15/38	4,000,000	4,011,905
Series 2020 C, 3% 6/1/40	3,380,000	2,801,297
Series 2021 A:
3% 1/15/35	1,850,000	1,703,219
3% 1/15/36	9,130,000	8,155,877
3% 1/15/37	2,875,000	2,509,054
Series 2021 B:
3% 6/1/39	1,400,000	1,184,561
5% 6/1/41	1,000,000	1,084,425
Series 2022 A, 4% 1/15/34	400,000	424,309
Series 2022 B, 2% 1/15/38	320,000	227,585
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	1,955,727
5% 7/1/32	1,000,000	1,070,892
Series 2017, 5% 7/1/30	2,400,000	2,572,145
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/27	80,000	85,481
5% 7/1/28	1,150,000	1,228,500
5% 7/1/29	350,000	374,627
5% 7/1/30	1,100,000	1,177,980
5% 7/1/31	1,300,000	1,389,322
5% 7/1/32	1,050,000	1,121,371
5% 7/1/33	700,000	746,669
5% 7/1/34	750,000	795,976
5% 7/1/42	2,000,000	2,055,547
Series 2013 N:
5% 7/1/24	400,000	402,760
5% 7/1/25	300,000	301,320
Series 2014 E:
5% 7/1/28	3,260,000	3,338,937
5% 7/1/29	3,840,000	3,935,529
Series 2015 L, 5% 7/1/29	1,500,000	1,550,743
Series 2016 K, 4% 7/1/46	7,000,000	6,056,009
Series 2018 K3, 5% 7/1/38	985,000	955,123
Series 2019 A:
4% 7/1/49	1,365,000	1,138,021
5% 7/1/26	310,000	318,830
5% 7/1/29	1,290,000	1,368,544
5% 7/1/49 (c)	6,000,000	5,035,765
Series 2020 A, 4% 7/1/40	1,250,000	1,191,892
Series 2020 C, 4% 7/1/45	1,800,000	1,679,298
Series 2020 K, 5% 7/1/39	2,830,000	2,994,527
Series 2021 A, 3% 7/1/39	5,000,000	4,023,439
Series 2021 G, 4% 3/1/51	3,000,000	2,713,707
Series 2021 L, 3% 7/1/41	1,340,000	1,073,075
Series 2022 M:
4% 7/1/36	250,000	248,144
4% 7/1/37	260,000	254,709
4% 7/1/39	2,600,000	2,387,353
4% 7/1/40	3,300,000	2,986,019
4% 7/1/41	1,195,000	1,104,728
4% 7/1/42	1,750,000	1,552,777
Series E, 5% 7/1/28	1,250,000	1,276,654
Series G:
5% 7/1/29 (c)	1,055,000	1,077,641
5% 7/1/30 (c)	275,000	276,887
5% 7/1/34 (c)	695,000	688,891
5% 7/1/39 (c)	2,600,000	2,452,219
5% 7/1/50 (c)	1,000,000	905,873
Series K1:
5% 7/1/24	600,000	603,963
5% 7/1/25	1,240,000	1,241,806
5% 7/1/27	250,000	252,419
Series K3, 5% 7/1/48	3,695,000	3,426,115
Series L:
5% 7/1/26	1,000,000	1,030,867
5% 7/1/27	2,000,000	2,061,578
Series L1:
4% 7/1/24	650,000	648,569
4% 7/1/25	600,000	597,993
4% 7/1/26	700,000	698,134
4% 7/1/27	700,000	699,460
Series N:
4% 7/1/39	1,850,000	1,577,695
5% 7/1/23	415,000	415,144
5% 7/1/24	375,000	375,556
5% 7/1/25	340,000	343,102
5% 7/1/27	430,000	438,374
5% 7/1/31	500,000	512,120
5% 7/1/32	550,000	562,188
5% 7/1/33	720,000	733,527
5% 7/1/34	675,000	683,637
Series R:
5% 6/1/37	1,000,000	1,079,630
5% 6/1/38	1,045,000	1,123,005
5% 6/1/39	1,595,000	1,706,433
5% 6/1/40	1,125,000	1,194,716
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 B, 5% 11/15/24 (Escrowed to Maturity) (b)	1,065,000	1,095,671
Series B:
5% 11/15/24 (b)	300,000	305,911
5% 11/15/25 (b)	400,000	411,654
5% 11/15/26 (b)	600,000	625,716
5% 11/15/27 (b)	610,000	645,152
5% 11/15/28 (b)	525,000	562,030
5% 11/15/29 (b)	530,000	572,562
(Chesla Loan Prog.):
Series C:
5% 11/15/24 (Escrowed to Maturity)	225,000	232,236
5% 11/15/25 (Escrowed to Maturity)	240,000	252,625
5% 11/15/26 (Escrowed to Maturity)	200,000	215,059
5% 11/15/27 (Pre-Refunded to 11/15/26 @ 100)	125,000	134,412
Series D:
5% 11/15/24 (Escrowed to Maturity)	425,000	438,667
5% 11/15/25 (Escrowed to Maturity)	250,000	263,151
5% 11/15/26 (Escrowed to Maturity)	180,000	193,553
Connecticut Hsg. Fin. Auth.:
Series 2014 C, 4% 11/15/44	70,000	69,875
Series 2016 F, 3.5% 5/15/39 (b)	715,000	702,823
Series 2019 B1, 4% 5/15/49	2,655,000	2,641,779
Series 2019 F, 3.5% 11/15/43	2,940,000	2,886,196
Series 2021 B1, 3% 11/15/49	2,725,000	2,621,876
Series A2:
5% 11/15/26 (b)	840,000	880,742
5% 5/15/27 (b)	1,890,000	1,985,467
5% 11/15/27 (b)	860,000	909,940
5% 5/15/28 (b)	615,000	653,892
5% 11/15/28 (b)	225,000	240,870
Series C:
5% 5/15/26 (b)	1,820,000	1,894,237
5% 5/15/27 (b)	800,000	840,409
5% 11/15/28 (b)	580,000	620,910
5% 5/15/29 (b)	1,115,000	1,198,063
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A:
5% 5/1/35	1,000,000	1,135,731
5% 5/1/41	4,085,000	4,462,902
Series 2021 C:
5% 1/1/28	1,600,000	1,753,971
5% 1/1/30	3,500,000	3,974,133
5% 1/1/31	3,410,000	3,929,329
5% 1/1/32	2,500,000	2,916,265
Series 2022 A, 5% 7/1/37	1,000,000	1,129,148
Series A:
5% 5/1/28	1,000,000	1,103,742
5% 9/1/33	1,000,000	1,025,182
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,006
Series 2014 B:
5% 8/15/25	450,000	462,429
5% 8/15/26	700,000	720,626
5% 8/15/27	750,000	772,593
5% 8/15/28	385,000	396,770
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.) Series 2014 A, 5% 11/1/28 (Pre-Refunded to 11/1/24 @ 100)	1,000,000	1,030,623
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,113,446
5% 7/15/32	1,250,000	1,389,326
5% 7/15/33	1,000,000	1,110,769
5% 7/15/34	1,000,000	1,106,471
Hartford Gen. Oblig.:
Series 2014 C, 5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	1,881,075
Series 2015 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,047,312
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,047,551
Hbr. Point Infrastructure Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	1,968,408
Milford Gen. Oblig. Series 2021 A, 2% 11/1/33	330,000	277,395
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2021 A, 4% 8/15/38 (b)	3,330,000	3,108,384
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,661,752
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,836,402
5% 3/1/30	600,000	621,989
5% 3/1/30 (Pre-Refunded to 3/1/25 @ 100)	1,260,000	1,304,502
5% 3/1/31 (Pre-Refunded to 3/1/25 @ 100)	1,955,000	2,024,049
Series 2017 C:
5% 3/1/32 (Assured Guaranty Muni. Corp. Insured)	1,635,000	1,746,747
5% 3/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900,000	2,028,655
New Haven Gen. Oblig.:
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	615,000	641,160
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	799,302
Series 2015:
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,655,000	2,785,009
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,430,000	1,500,186
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	37,437
5% 8/15/28 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,593,320
5% 8/15/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,064,082
5% 8/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,059,169
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,054,769
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B:
5% 8/1/32	1,000,000	1,067,671
5% 8/1/33	1,150,000	1,225,313
5% 8/1/38	1,000,000	1,047,168
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021:
4% 4/1/31 (c)	390,000	359,428
4% 4/1/36 (c)	485,000	417,759
4% 4/1/41 (c)	660,000	531,179
4% 4/1/51 (c)	1,225,000	906,196
Stratford Gen. Oblig.:
Series 2017, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,046,230
Series 2019, 5% 1/1/27	1,990,000	2,119,893
Univ. of Connecticut Gen. Oblig.:
Series 2018 A, 5% 4/15/28	4,400,000	4,845,599
Series A, 5% 8/15/27	1,335,000	1,344,155
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/25	635,000	662,142
5% 11/1/26	635,000	673,922
Series 2017 B, 5% 11/1/32	400,000	429,033
Series 2021, 4% 9/15/41	1,125,000	1,026,208
TOTAL CONNECTICUT		268,543,392
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	385,000	391,127
Puerto Rico - 1.0%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	835,000	818,214
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	863,283	490,393
5.625% 7/1/27	100,000	103,184
5.625% 7/1/29	310,000	322,939
5.75% 7/1/31	735,000	772,127
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 0% 7/1/31	855,000	568,788
TOTAL PUERTO RICO		3,075,645
TOTAL MUNICIPAL BONDS (Cost $288,949,910)		272,010,164

Municipal Notes - 10.6%
	Principal Amount (a)	Value ($)
Connecticut - 10.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2013 A, 1.65% 3/1/23, VRDN (d)	12,500,000	12,500,000
Series 2016 A1, 1.65% 3/1/23, VRDN (d)	19,900,000	19,899,992
TOTAL MUNICIPAL NOTES (Cost $32,399,988)		32,399,992

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $321,349,898)	304,410,156
NET OTHER ASSETS (LIABILITIES) - 1.0%	3,216,344
NET ASSETS - 100.0%	307,626,500

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,438,460 or 5.0% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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